INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2013
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Current
- PRC income tax expenses	$3,232,563	$4,452,076	$4,708,274
Deferred
- PRC income tax expenses	(604,473)	(295,626)	(607,182)

Total	$2,628,090	$4,156,450	$4,101,092

Schedule of significant components of the deferred tax assets and liabilities

	As of	As of
	February 29,	February 28,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,730,992	$2,229,548
Unrealized loss on available-for-sale securities	108,167	100,934
Less: valuation allowance	(109,401)	(70,036)

Current deferred tax assets, net	1,729,758	2,260,446

Non-current deferred tax assets:
Property and equipment	197,248	262,039
Intangible assets	317,169	286,756
Tax losses carry-forward deferred tax assets	727,105	504,853
Less: valuation allowance	(751,300)	(515,184)

Non-current deferred tax assets, net	490,222	538,464

Non-current deferred tax liabilities:
Intangible assets	45,881	36,845
Accrued ADR income	110,613	62,100

Non-current deferred tax liabilities	$156,494	$98,945

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Net income before provision for income tax	$27,003,635	$28,470,103	$37,541,158
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,750,909	7,117,526	9,385,290
Expenses not deductible	428,150	586,348	357,334
Effect of income tax exemptions	(6,001,819)	(4,752,840)	(7,070,722)
Effect of income tax rate difference in other jurisdictions	1,523,418	670,220	1,704,671
Change in valuation allowance	(72,568)	535,196	(275,481)

Provision for income tax	$2,628,090	$4,156,450	$4,101,092

Schedule of the increase in income tax expenses and net income per share amounts if Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013
Increase in income tax expenses	$6,001,819	$4,752,840	$7,070,722
Net income per common share-basic	$0.14	$0.13	$0.17
Net income per common share-diluted	$0.13	$0.13	$0.17